Employee costs and share plans for employees, Share-based payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee costs and share plans for employees
Share-based payments equity settled	$ 219	$ 220	$ 241